Subsequent Events (Details) (USD $)	6 Months Ended		1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Aug. 31, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Operating Cash			$ 405,000
Restricted Cash	2,288,000		(2,288,000)
Convertible Note			(4,575,000)
Discount on convertible note			(2,696,000)
Derivative liabilities			(724,000)
Common stock			1,000
Paid in capital			$ 2,710,000
Outstanding shares			13,555,000